Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments [Abstract]
Disclosure of detailed information about financial instruments [text block]
Financial assets

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Financial assets measured at fair value through profit or loss	$15,579	2,121	9,768
Financial assets measured at fair value through other comprehensive income	1,680	1,522	791

Measured at amortized cost:
Cash and cash equivalents	184,452	138,023	106,437
Financial assets at amortized cost	5,140	10,358	11,229
Accounts receivable and other receivables (including related parties)	204,543	215,070	194,021
Restricted deposit (including current and noncurrent)	138,324	147,470	164,456
Refundable deposits	1,219	1,437	1,311
Subtotal	533,678	512,358	477,454
Total	$550,937	516,001	488,013

Disclosure of detailed information about financial liabilities [Text Block]
Financial liabilities

	January 1, 2017		December 31, 2017		December 31, 2018
	(in thousands)
Measured at amortized cost:
Short-term borrowings		$138,000		147,000		184,000
Financial liability at amortized cost		4,524		4,837		5,071
Accounts payables and other payables (including related party)		171,325		186,526		196,429
Guarantee deposits		1,203		604		154
Total		$315,052		338,967		385,654

Disclosure of detailed information about maturity analysis for nonderivative financial liabilities [Text Block]
The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of short-term borrowings.

(in thousands)	Contractual cash flows	Within 6 months	6-12 months	1-2 years	2-5 years	Over 5 years
January 1, 2017
Non-derivative financial liabilities
Short- term borrowings	$138,210	88,208	50,002	-	-	-
Financial liability at amortized cost	4,524	-	-	-	4,524	-
Guarantee deposits	1,203	1,203	-	-	-	-
	$143,937	89,411	50,002	-	4,524	-
December 31, 2017
Non-derivative financial liabilities
Short-term borrowings	$147,306	97,302	50,004	-	-	-
Financial liability at amortized cost	4,837	-	-	4,837	-	-
Guarantee deposits	604	604	-	-	-	-
	$152,747	97,906	50,004	4,837	-	-
December 31, 2018
Non-derivative financial liabilities
Short-term borrowings	$184,337	134,332	50,005	-	-	-
Financial liability at amortized cost	5,071	5,071	-	-	-	-
Guarantee deposits	154	154	-	-	-	-
	$189,562	139,557	50,005	-	-	-

Disclosure of detailed information about currency risk [Text Block]
The Company’s significant exposure to foreign currency risk was as follows:

	January 1, 2017			December 31, 2017			December 31, 2018
(in thousands)	Foreign currency	Exchange rate	Functional currency	Foreign currency	Exchange rate	Functional currency	Foreign currency	Exchange rate	Functional currency

Financial assets
Monetary items
NTD	159,824	32.25	4,956	159,194	29.76	5,349	205,394	30.715	6,687
CNY	31,240	6.99	4,470	32,330	6.52	4,959	33,590	6.8681	4,891
Financial liabilities
Monetary items
NTD	943,995	32.25	29,271	780,899	29.76	26,240	922,148	30.715	30,023

Disclosure of detailed information about financial assets at fair value [Text Block]	Fair value hierarchy

	January 1, 2017
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$5,017	5,017	-	-	5,017
Equity securities-unlisted company	10,562	-	-	10,562	10,562
Subtotal	15,579	5,017	-	10,562	15,579
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	1,680	-	-	1,680	1,680
Total	$17,259	5,017	-	12,242	17,259

	December 31, 2017
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$521	521	-	-	521
Equity securities-unlisted company	1,600	-	-	1,600	1,600
Subtotal	2,121	521	-	1,600	2,121
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	1,522	-	-	1,522	1,522
Total	$3,643	521	-	3,122	3,643

	December 31, 2018
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$9,768	-	-	9,768	9,768
Subtotal	9,768	-	-	9,768	9,768
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	791	-	-	791	791
Total	$10,559	-	-	10,559	10,559

Disclsoure of detailed information about financial assets at fair value level 3 hierachy [Text Block]
Movement in financial assets included in Level 3 of fair value hierarchy

(in thousands)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
January 1, 2017	$10,562	1,680	12,242
Disposal-including capital reduction of investment	(8,962)	(158)	(9,120)
December 31, 2017	$1,600	1,522	3,122

(in thousands)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
January 1, 2018	$1,600	1,522	3,122
Disposal-capital reduction of investment	-	(29)	(29)
Reclassified from equity method investments	6,136	-	6,136
Recognized in other comprehensive income	-	(702)	(702)
Recognized in profit or loss	2,032	-	2,032
December 31, 2018	$9,768	791	10,559